Risk management - Schedule of evolution projection based on main macroeconomic indicators, by entity (Details)	12 Months Ended
Dec. 31, 2023
Santander UK plc
Disclosure of credit risk exposure [line items]
Evolution projection period	5 years
Santander UK plc | Pessimistic scenario 3
Disclosure of credit risk exposure [line items]
Interest rate	4.40%
Unemployment rate	5.80%
Housing price change	(3.10%)
GDP growth	(0.20%)
Santander UK plc | Pessimistic scenario 2
Disclosure of credit risk exposure [line items]
Interest rate	2.80%
Unemployment rate	7.30%
Housing price change	(4.80%)
GDP growth	0.20%
Santander UK plc | Pessimistic scenario 1
Disclosure of credit risk exposure [line items]
Interest rate	3.90%
Unemployment rate	5.10%
Housing price change	(0.90%)
GDP growth	0.30%
Santander UK plc | Base scenario
Disclosure of credit risk exposure [line items]
Interest rate	3.70%
Unemployment rate	4.40%
Housing price change	1.70%
GDP growth	1.20%
Santander UK plc | Optimistic scenario 1
Disclosure of credit risk exposure [line items]
Interest rate	3.30%
Unemployment rate	3.60%
Housing price change	3.80%
GDP growth	2.10%
Spain
Disclosure of credit risk exposure [line items]
Evolution projection period	5 years
Spain | Pessimistic scenario
Disclosure of credit risk exposure [line items]
Interest rate	3.60%
Unemployment rate	14.30%
Housing price change	0.50%
GDP growth	0.00%
Spain | Base scenario
Disclosure of credit risk exposure [line items]
Interest rate	3.10%
Unemployment rate	11.00%
Housing price change	2.10%
GDP growth	1.50%
Spain | Optimistic scenario
Disclosure of credit risk exposure [line items]
Interest rate	3.00%
Unemployment rate	9.50%
Housing price change	2.60%
GDP growth	2.70%
United States | Santander Bank, National Association | North America
Disclosure of credit risk exposure [line items]
Evolution projection period	5 years
United States | Santander Bank, National Association | Pessimistic scenario 2 | North America
Disclosure of credit risk exposure [line items]
Interest rate	2.40%
Unemployment rate	5.90%
Housing price change	(0.70%)
GDP growth	1.60%
Manheim growth	(1.60%)
United States | Santander Bank, National Association | Pessimistic scenario 1 | North America
Disclosure of credit risk exposure [line items]
Interest rate	3.10%
Unemployment rate	4.60%
Housing price change	(0.20%)
GDP growth	2.00%
Manheim growth	(1.50%)
United States | Santander Bank, National Association | Base scenario | North America
Disclosure of credit risk exposure [line items]
Interest rate	3.40%
Unemployment rate	4.10%
Housing price change	0.30%
GDP growth	1.80%
Manheim growth	(1.60%)
United States | Santander Bank, National Association | Optimistic scenario | North America
Disclosure of credit risk exposure [line items]
Interest rate	3.70%
Unemployment rate	3.30%
Housing price change	1.00%
GDP growth	2.60%
Manheim growth	(1.30%)
United States | Santander Consumer USA Holdings Inc. | North America
Disclosure of credit risk exposure [line items]
Evolution projection period	5 years
United States | Santander Consumer USA Holdings Inc. | Pessimistic scenario 2 | North America
Disclosure of credit risk exposure [line items]
Interest rate	2.40%
Unemployment rate	5.90%
Housing price change	(0.70%)
GDP growth	1.60%
Manheim index	(1.60%)
United States | Santander Consumer USA Holdings Inc. | Pessimistic scenario 1 | North America
Disclosure of credit risk exposure [line items]
Interest rate	3.10%
Unemployment rate	4.60%
Housing price change	(0.20%)
GDP growth	2.00%
Manheim index	(1.50%)
United States | Santander Consumer USA Holdings Inc. | Base scenario | North America
Disclosure of credit risk exposure [line items]
Interest rate	3.40%
Unemployment rate	4.10%
Housing price change	0.30%
GDP growth	1.80%
Manheim index	(1.60%)
United States | Santander Consumer USA Holdings Inc. | Optimistic scenario | North America
Disclosure of credit risk exposure [line items]
Interest rate	3.70%
Unemployment rate	3.30%
Housing price change	1.00%
GDP growth	2.60%
Manheim index	(1.30%)
Brazil | South America
Disclosure of credit risk exposure [line items]
Evolution projection period	5 years
Brazil | Banco Santander Brasil SA | Pessimistic scenario | South America
Disclosure of credit risk exposure [line items]
Interest rate	10.80%
Unemployment rate	10.60%
Housing price change	1.80%
GDP growth	0.00%
Burden income	26.60%
Brazil | Banco Santander Brasil SA | Base scenario | South America
Disclosure of credit risk exposure [line items]
Interest rate	8.40%
Unemployment rate	8.40%
Housing price change	3.80%
GDP growth	1.80%
Burden income	24.30%
Brazil | Banco Santander Brasil SA | Optimistic scenario | South America
Disclosure of credit risk exposure [line items]
Interest rate	6.60%
Unemployment rate	6.20%
Housing price change	5.60%
GDP growth	3.00%
Burden income	23.00%